UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White
Dechert LLP	Thomas White International, Ltd.
1775 I Street, N.W.	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio	January 31, 2013 (Unaudited)

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.9%)
	AUSTRALIA (2.9%)
	Australia and New Zealand Banking Group Limited +	Banks	316,500	$8,780,861
	Insurance Australia Group Limited +	Insurance	753,000	3,946,701
	Sonic Healthcare Limited +	Health Care Equipment & Services	300,000	4,279,112
	Telstra Corporation Limited +	Telecommunication Services	872,400	4,189,337
				21,196,011

	BELGIUM (0.7%)
	UCB S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	84,000	4,848,896

	BRAZIL (2.4%)
	Cia de Saneamento Basico do Estado de Sao Paulo	Utilities	244,500	11,013,458
	Cia de Saneamento de Minas Gerais-COPASA	Utilities	120,100	2,922,664
	Vale S.A. #	Materials	153,000	3,086,010
				17,022,132

	CANADA (3.6%)
	Alimentation Couche-Tard Inc. #	Retailing	62,300	3,039,421
	Canadian National Railway Company #	Transportation	68,000	6,526,609
	Canadian Pacific Railway Limited	Transportation	35,500	4,098,481
	Husky Energy Inc. #	Energy	111,700	3,482,926
	Pacific Rubiales Energy Corp. #	Energy	108,000	2,519,711
	Royal Bank of Canada	Banks	101,500	6,321,616
				25,988,764

	CHINA (4.4%)
	Anhui Conch Cement Company Limited +	Materials	560,000	2,201,127
	Bank of China Limited +	Banks	6,310,000	3,111,447
	China Minsheng Banking Corp., Ltd. +	Banks	5,702,000	8,186,207
	China Overseas Land & Investment Ltd. +	Real Estate	1,782,000	5,535,078
	Dongyue Group Limited # +	Materials	3,068,000	2,051,358
	Lenovo Group Limited # +	Technology Hardware & Equipment	7,710,000	8,030,653
	PICC Property and Casualty Company Limited +	Insurance	1,965,400	2,988,121
				32,103,991

	CZECH REPUBLIC (0.3%)
	Philip Morris CR a.s. +	Food, Beverage & Tobacco	3,752	2,266,961

	DENMARK (1.3%)
	DSV A/S +	Transportation	116,800	2,996,403
	Topdanmark A/S * +	Insurance	28,200	6,188,410
				9,184,813

	FINLAND (2.1%)
	Pohjola Bank PLC +	Diversified Financials	573,400	9,821,933
	Sampo Oyj +	Insurance	146,900	5,275,405
				15,097,338

	FRANCE (4.6%)
	BNP Paribas SA +	Banks	81,800	5,091,723
	Christian Dior +	Consumer Durables & Apparel	52,750	9,217,273
	Compagnie Generale des Etablissements Michelin +	Automobiles & Components	43,000	4,003,251
	Societe B I C +	Commercial & Professional Services	82,000	11,042,211
	Sodexo +	Consumer Services	45,500	4,051,404
				33,405,862

	GERMANY (12.2%)
	adidas AG +	Consumer Durables & Apparel	74,100	6,888,755
	BASF SE +	Materials	98,050	9,938,840
	Bayer Aktiengesellschaft +	Materials	82,600	8,152,424
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	57,500	5,790,504
	Brenntag AG +	Capital Goods	24,800	3,534,066
	Deutsche Bank Aktiengesellschaft +	Diversified Financials	98,500	5,112,820
	Fresenius SE & Co KGaA +	Health Care Equipment & Services	87,600	10,665,524
	Hannover Ruckversicherung AG +	Insurance	114,400	9,236,040
	Merck KGaA +	Pharmaceuticals, Biotechnology & Life Sciences	70,800	9,847,880
	Munich Re Group +	Insurance	32,300	5,937,639
	SAP AG +	Software & Services	112,900	9,251,429
	Volkswagen Aktiengesellschaft +	Automobiles & Components	17,000	3,925,188
				88,281,109

	HONG KONG (5.5%)
	Cheung Kong (Holdings) Limited +	Real Estate	577,000	9,468,298
	Cheung Kong Infrastructure Holdings Limited +	Utilities	824,000	5,228,667
	Jardine Strategic Holdings Limited # +	Capital Goods	400,000	15,305,867
	SJM Holdings Limited +	Consumer Services	1,682,000	4,593,559
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	2,653,000	5,365,991
				39,962,382

	INDIA (0.4%)
	Tata Motors Limited ADR #	Automobiles & Components	97,800	2,702,214

	INDONESIA (1.3%)
	Indo Tambangraya Megah Tbk PT +	Energy	499,500	2,125,294
	PT Bank Mandiri (Persero) Tbk. +	Banks	2,654,000	2,467,300
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	4,782,000	1,928,023
	PT United Tractors Tbk +	Capital Goods	1,298,000	2,636,003
				9,156,620

	ITALY (0.7%)
	Eni S.p.A. +	Energy	193,000	4,822,117

	JAPAN (10.2%)
	Aisin Seiki Co., Ltd. +	Automobiles & Components	74,500	2,431,431
	Asahi Group Holdings, Ltd. +	Food, Beverage & Tobacco	154,100	3,260,835
	Dainippon Sumitomo Pharma Co., Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	259,200	3,648,984
	Daito Trust Construction Co., Ltd. +	Real Estate	32,300	3,185,196
	East Japan Railway Company +	Transportation	47,800	3,229,299
	ITOCHU Corporation +	Capital Goods	603,700	6,820,714
	Japan Tobacco Inc. +	Food, Beverage & Tobacco	103,000	3,194,382
	JGC Corporation +	Capital Goods	102,000	2,886,021
	Miraca Holdings Inc. +	Health Care Equipment & Services	75,000	3,127,622
	Mitsubishi Corporation +	Capital Goods	203,000	4,275,577
	Mizuho Financial Group, Inc. +	Banks	3,347,000	6,692,768
	Nippon Telegraph and Telephone Corporation +	Telecommunication Services	149,100	6,243,253
	Osaka Gas Co., Ltd. +	Utilities	649,000	2,432,895
	Sekisui House, Ltd. +	Consumer Durables & Apparel	357,000	3,925,281
	Seven & I Holdings Co., Ltd. +	Food & Staples Retailing	82,800	2,513,071
	Sumitomo Corporation +	Capital Goods	310,200	4,006,176
	Sundrug Co., Ltd. +	Food & Staples Retailing	76,700	2,884,309
	Toyota Industries Corporation +	Automobiles & Components	111,000	3,680,043
	Unicharm Corporation +	Household & Personal Products	93,000	4,931,008
				73,368,865

	MALAYSIA (0.9%)
	AMMB Holdings Berhad +	Diversified Financials	1,225,000	2,507,789
	Axiata Group Berhad +	Telecommunication Services	1,917,500	3,890,229
				6,398,018

	MEXICO (2.2%)
	Alfa, S.A.B. de C.V.	Capital Goods	1,750,000	4,219,952
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	763,700	5,256,271
	Grupo Mexico, S.A.B. de C.V.	Materials	808,259	3,006,831
	Mexichem, S.A.B. de C.V.	Materials	568,400	3,214,254
				15,697,308

	NETHERLANDS (1.8%)
	ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	84,084	6,313,060
	SBM Offshore N.V. +	Energy	241,300	3,677,451
	Tenaris S.A. # +	Energy	141,700	2,978,564
				12,969,075

	NORWAY (3.4%)
	Seadrill Limited # +	Energy	154,800	6,127,925
	Statoil ASA +	Energy	469,000	12,471,718
	Telenor ASA +	Telecommunication Services	272,500	6,013,592
				24,613,235

	PHILIPPINES (0.5%)
	Universal Robina Corporation +	Food, Beverage & Tobacco	1,668,000	3,584,038

	RUSSIA (2.2%)
	Lukoil OAO GDR +	Energy	112,200	7,582,967
	OAO Tatneft GDR +	Energy	139,333	6,410,798
	Otkrytoe aktsionernoe obschestvo Gazprom neft GDR +	Energy	89,700	2,178,618
				16,172,383

	SINGAPORE (3.2%)
	Jardine Cycle & Carriage Limited +	Retailing	225,000	9,198,081
	Keppel Corporation Limited +	Capital Goods	286,000	2,661,766
	Singapore Telecommunications Limited +	Telecommunication Services	1,197,000	3,384,309
	United Overseas Bank Limited +	Banks	340,000	5,176,845
	UOL Group Limited +	Real Estate	557,000	2,811,901
				23,232,902

	SOUTH AFRICA (4.3%)
	Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	210,000	3,869,854
	Foschini Group Ltd. +	Retailing	155,600	2,037,333
	Imperial Holdings Limited +	Retailing	158,300	3,449,424
	Life Healthcare Group Holdings Ltd +	Health Care Equipment & Services	787,400	2,768,844
	MTN Group Limited +	Telecommunication Services	87,600	1,715,090
	Remgro Limited +	Diversified Financials	376,400	6,872,516
	Sasol Limited +	Energy	41,600	1,801,261
	Tiger Brands Limited +	Food, Beverage & Tobacco	116,500	3,835,865
	Woolworths Holdings Limited +	Retailing	652,000	4,630,751
				30,980,938

	SOUTH KOREA (5.1%)
	Daelim Industrial Co., Ltd. +	Capital Goods	37,500	3,190,220
	Hyundai Marine & Fire Insurance Co., Ltd. +	Insurance	125,600	3,863,009
	Hyundai Motor Company +	Automobiles & Components	22,100	4,158,083
	KIA Motors Corp. +	Automobiles & Components	84,900	4,028,578
	Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	16,325	21,699,363
				36,939,253

	SPAIN (1.1%)
	Banco Santander, S.A. +	Banks	563,000	4,726,368
	Enagas, S.A. +	Utilities	147,700	3,497,975
				8,224,343

	SWEDEN (2.9%)
	SKF AB +	Capital Goods	223,300	5,544,104
	Svenska Handelsbanken AB +	Banks	154,900	6,321,172
	Swedbank AB +	Banks	379,100	8,922,622
				20,787,898

	SWITZERLAND (0.5%)
	ABB Ltd. +	Capital Goods	158,900	3,398,111

	TAIWAN (0.8%)
	Cheng Shin Rubber Industry Co Ltd +	Automobiles & Components	1,003,200	2,616,211
	Taiwan Semiconductor Manufacturing Co Ltd ADR #	Semiconductors & Semiconductor Equipment	182,000	3,228,680
				5,844,891

	THAILAND (2.6%)
	Advanced Info Service Public Company Limited +	Telecommunication Services	540,000	3,807,255
	Bangkok Bank Public Company Limited +	Banks	351,800	2,466,930
	Krung Thai Bank Public Company Limited +	Banks	975,000	749,924
	PTT Exploration and Production Public Company Limited +	Energy	1,400,381	7,803,071
	The Siam Commercial Bank Public Company Limited +	Banks	623,700	3,744,457
				18,571,637

	TURKEY (0.7%)
	Haci omer Sabanci Holding A.S. +	Diversified Financials	414,800	2,392,884
	Koc Holding A.S. +	Capital Goods	480,165	2,506,997
				4,899,881

	UNITED KINGDOM (10.8%)
	Aberdeen Asset Management PLC +	Diversified Financials	545,600	3,481,902
	Barclays PLC +	Banks	1,020,000	4,888,723
	BHP Billiton Plc * +	Materials	293,300	10,055,745
	BP P.L.C. +	Energy	909,800	6,742,615
	British American Tobacco p.l.c. +	Food, Beverage & Tobacco	194,400	10,110,233
	Compass Group PLC +	Consumer Services	239,900	2,909,000
	HSBC Holdings PLC +	Banks	583,900	6,636,814
	Imperial Tobacco Group PLC +	Food, Beverage & Tobacco	110,800	4,117,363
	Prudential Public Limited Company +	Insurance	515,100	7,825,885
	Standard Chartered PLC * +	Banks	261,975	6,969,538
	WH Smith PLC # +	Retailing	628,800	6,641,513
	Whitbread PLC +	Consumer Services	73,900	3,013,740
	William Hill PLC +	Consumer Services	750,200	4,564,980
				77,958,051

	UNITED STATES (0.3%)
	Philip Morris International Inc.	Food, Beverage & Tobacco	21,600	1,904,256

Total Common Stocks		(Cost $546,836,143)		691,584,293

	PREFERRED STOCKS (1.8%)
	BRAZIL (0.8%)
	Banco Bradesco S.A.	Banks	310,000	5,697,642

	GERMANY (1.0%)
	Henkel AG & Co. KGaA +	Household & Personal Products	81,800	7,223,650

Total Preferred Stocks		(Cost $11,777,856)		12,921,292
			Principal
SHORT TERM INVESTMENT (5.4%)			Amount

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		39,021,214	$39,021,214

Total Investments	103.1%	(Cost $597,635,213)		$743,526,799
Other Assets, Less Liabilities:	(3.1)%			(22,131,237)
Total Net Assets:	100.0%			$721,395,562

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2013
+	Fair Valued Security
ADR	- American Depository Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows^:

Cost of investments		$597,635,213
Gross unrealized appreciation		163,512,996
Gross unrealized depreciation		(17,621,410)
Net unrealized appreciation		$145,891,586

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2013 in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$-	$21,196,011	$-	$21,196,011
Belgium	-	4,848,896	-	4,848,896
Brazil	17,022,132	-	-	17,022,132
Canada	25,988,764	-	-	25,988,764
China	-	32,103,991	-	32,103,991
Czech Republic	-	2,266,961	-	2,266,961
Denmark	-	9,184,813	-	9,184,813
Finland	-	15,097,338	-	15,097,338
France	-	33,405,862	-	33,405,862
Germany	-	88,281,109	-	88,281,109
Hong Kong	-	39,962,382	-	39,962,382
India	2,702,214	-	-	2,702,214
Indonesia	-	9,156,620	-	9,156,620
Italy	-	4,822,117	-	4,822,117
Japan	-	73,368,865	-	73,368,865
Malaysia	-	6,398,018	-	6,398,018
Mexico	15,697,308	-	-	15,697,308
Netherlands	-	12,969,075	-	12,969,075
Norway	-	24,613,235	-	24,613,235
Philippines	-	3,584,038	-	3,584,038
Russia	-	16,172,383	-	16,172,383
Singapore	-	23,232,902	-	23,232,902
South Africa	-	30,980,938	-	30,980,938
South Korea	-	36,939,253	-	36,939,253
Spain	-	8,224,343	-	8,224,343
Sweden	-	20,787,898	-	20,787,898
Switzerland	-	3,398,111	-	3,398,111
Taiwan	3,228,680	2,616,211	-	5,844,891
Thailand	-	18,571,637	-	18,571,637
Turkey	-	4,899,881	-	4,899,881
United Kingdom	-	77,958,051	-	77,958,051
United States	1,904,256	-	-	1,904,256
Total Common Stocks	$66,543,354	$625,040,939	$-	$691,584,293

Preferred Stocks

Brazil	$5,697,642	$-	$-	$5,697,642
Germany	-	7,223,650	-	7,223,650
Total Preferred Stocks	5,697,642	7,223,650	-	12,921,292

Short Term Investments	39,021,214	-	-	39,021,214
Total Investments	$111,262,210	$632,264,589	$-	$743,526,799

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio	January 31, 2013 (Unaudited)

Country	Issue	Industry	Shares	Value (US$)
COMMON STOCKS (97.1%)
BRAZIL (8.1%)
	Arteris S.A.	Transportation	13,000	$135,200
	CCR S.A.	Transportation	17,700	182,657
	Cia de Saneamento Basico do Estado de Sao Paulo ADR #	Utilities	17,800	792,278
	Cia de Saneamento de Minas Gerais-COPASA	Utilities	15,600	379,630
	Localiza Rent a Car S.A.	Transportation	12,000	220,554
	M. Dias Branco S.A. Industria e Comercio de Alimentos	Food, Beverage & Tobacco	7,900	313,445
	Sul America S.A.	Insurance	17,295	161,716
	TOTVS S/A	Software & Services	5,000	108,896
	Vale S.A. ADR #	Materials	21,200	427,604
				2,721,980

CANADA (0.7%)
	Pacific Rubiales Energy Corp.	Energy	10,100	235,640

CHILE (0.7%)
	Banco de Chile	Banks	608,900	101,290
	CorpBanca	Banks	9,442,500	135,837
				237,127

CHINA (16.9%)
	Anhui Conch Cement Company Limited +	Materials	123,000	483,462
	Bank of China Limited +	Banks	461,100	227,367
	Beijing Capital International Airport Company Limited +	Transportation	210,000	174,874
	China Minsheng Banking Corp., Ltd. +	Banks	627,000	900,167
	China Overseas Land & Investment Ltd. +	Real Estate	100,000	310,610
	China Petroleum & Chemical Corporation +	Energy	302,000	366,442
	Dongfeng Motor Group Co., Ltd. +	Automobiles & Components	194,000	316,407
	Dongyue Group Limited +	Materials	218,000	145,761
	Franshion Properties (China) Limited +	Real Estate	844,000	310,522
	Great Wall Motor Company Limited +	Automobiles & Components	42,800	174,060
	Guangdong Investment Limited +	Utilities	486,000	403,697
	Hengan International Group Company Limited +	Household & Personal Products	14,500	145,550
	Jiangxi Copper Company Limited +	Materials	72,000	195,367
	Lenovo Group Limited + #	Technology Hardware & Equipment	600,000	624,954
	PICC Property and Casualty Company Limited +	Insurance	231,000	351,204
	Tencent Holdings Limited +	Software & Services	11,100	388,856
	Tsingtao Brewery Co., Ltd. +	Food, Beverage & Tobacco	22,000	127,157
				5,646,457

CZECH REPUBLIC (1.1%)
	Philip Morris CR a.s. +	Food, Beverage & Tobacco	600	362,520

HONG KONG (3.6%)
	Belle International Holdings Limited +	Retailing	77,000	171,084
	China CITIC Bank Corporation Limited +	Banks	280,000	191,263
	China Mengniu Dairy Company Limited +	Food, Beverage & Tobacco	47,000	137,278
	Dairy Farm International Holdings Limited +	Retailing	26,100	318,480
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	186,000	376,206
				1,194,311

INDIA (3.6%)
	Dr. Reddy's Laboratories Limited ADR #	Pharmaceuticals, Biotechnology & Life Sciences	9,200	330,648
	HDFC Bank Limited ADR #	Banks	13,100	526,882
	Tata Motors Limited ADR	Automobiles & Components	12,800	353,664
				1,211,194

INDONESIA (6.5%)
	Astra Agro Lestari Tbk PT +	Food, Beverage & Tobacco	54,000	104,470
	Bank Rakyat Indonesia (Persero) Tbk PT +	Banks	440,000	359,012
	Gudang Garam Tbk PT +	Food, Beverage & Tobacco	45,000	239,490
	Indo Tambangraya Megah Tbk PT +	Energy	81,000	344,642
	Indofood Sukses Makmur Tbk PT +	Food, Beverage & Tobacco	247,000	153,400
	PT Astra International Tbk +	Automobiles & Components	220,000	166,068
	PT Bank Mandiri (Persero) Tbk. +	Banks	510,000	474,123
	PT United Tractors Tbk +	Capital Goods	161,000	326,962
				2,168,167

MALAYSIA (2.6%)
	AMMB Holdings Berhad +	Diversified Financials	148,000	302,982
	Axiata Group Berhad +	Telecommunication Services	145,000	294,176
	RHB Capital Bhd +	Banks	115,000	286,534
				883,692

MEXICO (7.9%)
	Alfa, S.A.B. de C.V.	Capital Goods	189,000	455,755
	Coca-Cola FEMSA, S.A.B. de C.V.	Food, Beverage & Tobacco	12,000	189,901
	Compartamos SAB de CV	Diversified Financials	89,300	138,713
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	103,000	708,912
	Grupo Mexico, S.A.B. de C.V.	Materials	90,332	336,047
	Industrias Penoles, S.A.B. de C.V	Materials	4,800	235,334
	Mexichem, S.A.B. de C.V.	Materials	47,103	266,363
	Wal-Mart de Mexico, S.A.B. de C.V.	Food & Staples Retailing	96,000	310,622
				2,641,647

PERU (0.3%)
	Credicorp Ltd. #	Banks	700	109,711

PHILIPPINES (1.0%)
	Alliance Global Group, Inc. +	Capital Goods	238,500	110,972
	Universal Robina Corporation +	Food, Beverage & Tobacco	98,000	210,573
				321,545

POLAND (1.7%)
	KGHM Polska Miedz S.A. +	Materials	5,700	347,624
	Synthos S.A. +	Materials	140,000	237,512
				585,136

REPUBLIC OF KOREA (1.0%)
	KT&G Corporation +	Food, Beverage & Tobacco	4,875	339,660

RUSSIA (5.4%)
	Lukoil OAO GDR +	Energy	8,500	574,467
	OAO Tatneft GDR +	Energy	13,900	639,548
	Otkrytoe aktsionernoe obschestvo Gazprom neft GDR +	Energy	10,800	262,309
	Sberbank of Russia GDR +	Banks	22,000	325,099
				1,801,423

SOUTH AFRICA (9.1%)
	African Rainbow Minerals Limited +	Materials	6,200	139,679
	Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	22,400	412,784
	Exxaro Resources Limited +	Energy	8,300	163,173
	Imperial Holdings Limited +	Retailing	7,000	152,533
	Life Healthcare Group Holdings Ltd +	Health Care Equipment & Services	40,000	140,658
	MMI Holdings Limited +	Insurance	102,000	265,135
	MTN Group Limited +	Telecommunication Services	16,300	319,132
	Remgro Limited +	Diversified Financials	34,800	635,397
	The Bidvest Group Limited +	Capital Goods	5,100	121,776
	Tiger Brands Limited +	Food, Beverage & Tobacco	5,300	174,507
	Vodacom Group Limited +	Telecommunication Services	11,400	158,832
	Woolworths Holdings Limited +	Retailing	53,700	381,398
				3,065,004

SOUTH KOREA (9.9%)
	CJ CheilJedang Corporation +	Food, Beverage & Tobacco	475	161,870
	Daelim Industrial Co., Ltd. +	Capital Goods	2,175	185,033
	Hyundai Engineering & Construction Co., Ltd. +	Capital Goods	2,250	141,681
	Hyundai Marine & Fire Insurance Co., Ltd. +	Insurance	15,800	485,952
	Hyundai Motor Company +	Automobiles & Components	1,500	282,223
	KIA Motors Corp. +	Automobiles & Components	5,150	244,372
	LG Household & Health Care Ltd. +	Household & Personal Products	275	152,988
	Samsung Electronics Co., Ltd. GDR +	Semiconductors & Semiconductor Equipment	2,105	1,393,373
	SK Innovation Co., Ltd. +	Energy	800	125,957
	S-Oil Corporation +	Energy	1,700	152,827
				3,326,276

TAIWAN (4.5%)
	Cheng Shin Rubber Industry Co Ltd +	Automobiles & Components	68,400	178,378
	Far EasTone Telecommunications Co., Ltd. +	Telecommunication Services	62,000	157,726
	Hon Hai Precision Industry Co., Ltd. +	Technology Hardware & Equipment	143,000	408,664
	Mega Financial Holding Co Ltd +	Banks	217,210	177,621
	Taiwan Semiconductor Manufacturing Co Ltd +	Semiconductors & Semiconductor Equipment	171,000	586,969
				1,509,358

THAILAND (6.3%)
	Advanced Info Service Public Company Limited +	Telecommunication Services	60,000	423,028
	Bangkok Bank Public Company Limited +	Banks	52,300	385,931
	Charoen Pokphand Foods Public Company Limited +	Food, Beverage & Tobacco	117,100	139,591
	Krung Thai Bank Public Company Limited +	Banks	706,250	543,214
	PTT Exploration and Production Public Company Limited +	Energy	84,063	468,408
	Thai Union Frozen Products Public Company Limited +	Food, Beverage & Tobacco	58,300	134,043
				2,094,215

TURKEY (6.2%)
	Coca-Cola Icecek A.S. +	Food, Beverage & Tobacco	10,200	248,274
	Haci omer Sabanci Holding A.S. +	Diversified Financials	109,700	632,834
	Koc Holding A.S. +	Capital Goods	156,450	816,843
	Turkiye Halk Bankasi A.S. +	Banks	37,400	370,206
				2,068,157

Total Common Stocks		(Cost $26,390,502)		32,523,220

PREFERRED STOCKS (1.6%)
BRAZIL (1.6%)
	Banco Bradesco S.A.	Banks	20,100	369,428
	Companhia de Bebidas das Americas - AMBEV ADR #	Food, Beverage & Tobacco	3,800	178,828
				548,256

Total Preferred Stocks		(Cost $462,962)		548,256

SHORT TERM INVESTMENTS (9.8%)			Principal Shares
	Northern Institutional Treasury Portfolio		$451,937	451,937
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		2,815,569	2,815,569

Total Short Term Investments		(Cost $3,267,506)		3,267,506

Total Investments	108.5%	(Cost $30,120,970)		$36,338,982
Other Assets, Less Liabilities:	(8.5)%			(2,855,421)
Total Net Assets:	100.0%			$33,483,561

# All or a portion of securities on loan at January 31, 2013
+ Fair Valued Security
ADR - American Depository Receipt
GDR - Global Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows^:

Cost of investments	$30,120,970
Gross unrealized appreciation	7,413,873
Gross unrealized depreciation	(1,195,861)
Net unrealized appreciation	$6,218,012

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2013, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Brazil	$2,721,980	$-	$-	$2,721,980
Canada	235,640	-	-	235,640
Chile	237,127	-	-	237,127
China	-	5,646,457	-	5,646,457
Czech Republic	-	362,520	-	362,520
Hong Kong	-	1,194,311	-	1,194,311
India	1,211,194	-	-	1,211,194
Indonesia	-	2,168,167	-	2,168,167
Malaysia	-	883,692	-	883,692
Mexico	2,641,647	-	-	2,641,647
Peru	109,711	-	-	109,711
Philippines	-	321,545	-	321,545
Poland	-	585,136	-	585,136
Republic of Korea	-	339,660	-	339,660
Russia	-	1,801,423	-	1,801,423
South Africa	-	3,065,004	-	3,065,004
South Korea	-	3,326,276	-	3,326,276
Taiwan	-	1,509,358	-	1,509,358
Thailand	-	2,094,215	-	2,094,215
Turkey	-	2,068,157	-	2,068,157
Total Common Stocks	$7,157,299	$25,365,921	$-	$32,523,220

Preferred Stocks

Brazil	$548,256	$-	$-	$548,256
Total Preferred Stocks	548,256	-	-	548,256

Short Term Investments	3,267,506	-	-	3,267,506
Total Investments	$10,973,061	$25,365,921	$-	$36,338,982

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio	January 31, 2013 (Unaudited)

Industry	Issue	Shares	Value
COMMON STOCKS (99.2%)
AUTOMOBILES & COMPONENTS (1.5%)
	Autoliv, Inc.	2,800	$184,240
	Thor Industries, Inc.	4,550	191,464
			375,704

BANKS (3.4%)
	BB&T Corporation	5,950	180,166
	Fifth Third Bancorp	11,850	193,036
	KeyCorp	24,750	232,650
	Regions Financial Corporation	33,300	259,074
			864,926

CAPITAL GOODS (11.1%)
	AGCO Corporation	6,100	323,300
	Carlisle Companies Incorporated	4,000	256,600
	Chicago Bridge & Iron Company N.V.	3,850	195,618
	Eaton Corporation	9,900	563,805
	Owens Corning *	3,100	129,177
	The Timken Company	11,200	600,432
	Triumph Group, Inc.	2,850	200,555
	W. W. Grainger, Inc.	2,400	522,768
			2,792,255

COMMERCIAL & PROFESSIONAL SERVICES (3.2%)
	Iron Mountain Incorporated	7,864	269,027
	Robert Half International Inc.	7,900	278,396
	Towers Watson & Co. - Class A	4,100	250,428
			797,851

CONSUMER DURABLES & APPAREL (2.6%)
	D.R. Horton, Inc.	11,600	274,456
	NVR, Inc. *	225	231,674
	Tupperware Brands Corporation	2,000	152,400
			658,530

CONSUMER SERVICES (2.3%)
	Brinker International, Inc.	5,100	166,974
	Wyndham Worldwide Corporation	7,500	418,425
			585,399

DIVERSIFIED FINANCIALS (4.3%)
	American Capital Ltd. *	13,700	183,032
	Ameriprise Financial, Inc.	6,900	457,608
	Discover Financial Services	4,900	188,111
	Raymond James Financial, Inc.	5,800	258,854
			1,087,605

ENERGY (7.9%)
	Apache Corporation	1,300	108,888
	Cameron International Corporation *	3,850	243,744
	Energen Corporation	5,400	259,956
	McDermott International, Inc. *	17,050	207,499
	Murphy Oil Corporation	5,400	321,408
	Newfield Exploration Company *	8,800	259,600
	Plains Exploration & Production Company *	8,050	384,387
	Unit Corporation *	4,100	197,333
			1,982,815

FOOD, BEVERAGE & TOBACCO (4.8%)
	ConAgra Foods Inc.	7,650	250,078
	Dr Pepper Snapple Group, Inc.	6,150	277,181
	Lorillard, Inc.	7,200	281,304
	Molson Coors Brewing Company - Class B	2,400	108,432
	Reynolds American Inc.	6,850	301,263
			1,218,258

HEALTHCARE EQUIPMENT & SERVICES (5.1%)
	AmerisourceBergen Corporation	5,600	254,072
	Catamaran Corporation *	4,400	228,316
	Omnicare, Inc.	6,900	268,755
	St. Jude Medical, Inc.	4,500	183,150
	Zimmer Holdings, Inc.	4,850	361,810
			1,296,103

HOUSEHOLD & PERSONAL PRODUCTS (0.5%)
	Energizer Holdings, Inc.	1,400	121,814

INSURANCE (4.2%)
	Allied World Assurance Company Holdings, AG	4,850	411,425
	Everest Re Group, Ltd.	1,700	196,877
	HCC Insurance Holdings, Inc.	4,950	191,466
	Unum Group	11,500	268,065
			1,067,833

MATERIALS (4.6%)
	CF Industries Holdings, Inc.	2,400	550,008
	Cliffs Natural Resources Inc.	2,200	82,082
	Cytec Industries Inc.	3,650	267,545
	Reliance Steel & Aluminum Co.	4,000	258,880
			1,158,515

MEDIA (1.2%)
	Liberty Media Corporation *	2,350	262,049
	Starz - Liberty Capital *	2,350	37,459
			299,508

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (5.6%)
	Bio-Rad Laboratories, Inc. - Class A *	1,625	184,909
	Celgene Corporation *	3,800	376,048
	Mylan Inc. *	16,150	456,560
	Myriad Genetics, Inc. *	7,700	208,362
	PerkinElmer, Inc.	5,350	188,534
			1,414,413

REITS (7.6%)
	Alexandria Real Estate Equities, Inc.	6,000	435,000
	Federal Realty Investment Trust	2,150	227,577
	HCP, Inc.	7,700	357,203
	Rayonier Inc.	5,700	306,888
	Realty Income Corporation	13,850	604,968
			1,931,636

RETAILING (10.2%)
	Aaron's, Inc.	9,350	277,228
	American Eagle Outfitters, Inc.	5,550	112,166
	AutoNation, Inc. *	6,950	337,075
	AutoZone, Inc. *	700	258,790
	Dillard's, Inc. - Class A	5,600	472,696
	Foot Locker, Inc.	5,350	183,772
	Limited Brands, Inc.	2,350	112,847
	PetSmart, Inc.	5,200	340,132
	Ross Stores, Inc.	8,100	483,570
			2,578,276

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
	Cypress Semiconductor Corporation	18,950	194,617
	KLA-Tencor Corporation	4,950	271,804
	Marvell Technology Group Ltd.	11,250	104,063
			570,484

SOFTWARE & SERVICES (7.7%)
	Accenture plc - Class A	6,750	485,257
	BMC Software, Inc. *	5,400	224,370
	Cadence Design System, Inc. *	17,900	249,347
	DST Systems, Inc.	8,350	558,949
	Fiserv, Inc. *	5,300	425,643
			1,943,566

TECHNOLOGY HARDWARE & EQUIPMENT (3.2%)
	Avnet, Inc. *	7,750	274,040
	NetApp, Inc. *	7,050	253,800
	Zebra Technologies Corporation - Class A *	6,350	274,828
			802,668

UTILITIES (5.9%)
	CMS Energy Corporation	25,350	651,495
	DTE Energy Company	7,000	443,170
	Great Plains Energy Incorporated	17,950	384,130
			1,478,795

Total Common Stocks	(Cost $20,122,704)		25,026,954

Total Investments	99.2%	(Cost $20,122,704)	$25,026,954
Other Assets, Less Liabilities:	0.8%		212,023
Total Net Assets:	100.0%		$25,238,977

* Non-Income Producing Securities

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows^:

Cost of investments	$20,122,704
Gross unrealized appreciation	5,209,501
Gross unrealized depreciation	(305,251)
Net unrealized appreciation	$4,904,250

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2013, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$375,704	$-	$-	$375,704
Banks	864,926	-	-	864,926
Capital Goods	2,792,255	-	-	2,792,255
Commercial & Professional Services	797,851	-	-	797,851
Consumer Durables & Appeal	658,530	-	-	658,530
Consumer Services	585,399	-	-	585,399
Diversified Financials	1,087,605	-	-	1,087,605
Energy	1,982,815	-	-	1,982,815
Food, Beverage & Tobacco	1,218,258	-	-	1,218,258
Healthcare Equipment & Services	1,296,103	-	-	1,296,103
Household & Personal Products	121,814	-	-	121,814
Insurance	1,067,833	-	-	1,067,833
Materials	1,158,515	-	-	1,158,515
Media	299,508	-	-	299,508
Pharmaceuticals, Biotechnology & Life Sciences	1,414,413	-	-	1,414,413
REITs	1,931,636	-	-	1,931,636
Retailing	2,578,276	-	-	2,578,276
Semiconductors & Semiconductor Equipment	570,484	-	-	570,484
Software & Services	1,943,566	-	-	1,943,566
Technology Hardware & Equipment	802,668	-	-	802,668
Utilities	1,478,795	-	-	1,478,795
Total Common Stocks	$25,026,954	$-	$-	$25,026,954

Total Investments	$25,026,954	$-	$-	$25,026,954

There were no transfers in and/or out between Levels 1, 2 or 3 were observed based on daily statistical pricing employed.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date                March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date                March 20, 2013

By (Signature and Title)      /s/ David M. Sullivan II
                                                      David M. Sullivan II
                                                      Treasurer (Principal Financial Officer)

Date                March 20, 2013